PENSION LIABILITIES, NET (Tables)	12 Months Ended
Dec. 31, 2017
Liability, Defined Benefit Plan [Abstract]
Schedule Of Changes In Projected Benefit Obligations
The following tables provide a reconciliation of the changes in the plans' benefits obligation for the year ended December 31, 2016, and the statement of funds status as of December 31, 2017:

	December 31,
	2016	2017

Change in projected benefit obligation
Projected benefit obligation at beginning of year	$2,362	$2,373
Liability assumed at the acquisition date of Nera
Service cost	18	18
Interest cost	55	47
Expenses paid	(322)	(143)
Exchange rates differences	56	(124)
Actuarial loss (gain)	204	(48)

Projected benefit obligation at end of year	$2,373	$2,123

Schedule Of Assumptions Used
The assumptions used in the measurement of the Company' benefits obligations as of December 31, 2017 are as follows:

	December 31,
	2016	2017
Weighted-average assumptions
Discount rate	2.30%	2.30%
Rate of compensation increase	2.25%	2.50%

Schedule Of Net Benefit Costs
The following table provides the components of net periodic benefits cost for the years ended December 31, 2016 and 2017:

	December 31,
	2016	2017
Components of net periodic benefit cost
Service cost	$18	$18
Interest cost	55	47

Net periodic benefit cost	$73	$65

Schedule Of Expected Benefit Payments	Benefit payments are expected to be paid as follows:
	December 31,
	2016	2017

2017	$270	$-
2018	200	177
2019	248	260
2020	492	360
2021 and thereafter	1,163	1,326
	$2,373	$2,123